Note 22 - Finance Income and Expenses - Finance Expenses (Details) - USD ($) $ in Thousands		5 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Interest expense		$ 24	$ 1,378	$ 184	$ 238
Other financial cost				27
Decrease in fair value financial instruments (1)	[1]			1,485
Total		$ 24	$ 1,378	$ 1,695	$ 238

[1]	The decrease in fair value of financial instruments is the net result from our holding of publicly traded securities. See Notes 15 and 17 for more information.